12. Income Taxes (Details-Reconcilation of tax rate)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Effective income tax reconciliation
Federal tax at statutory rate	34.00%	34.00%
Permanent differences:
State income taxes, net of federal benefit	5.80%	5.80%
Fair value of contributed services	0.00%	5.60%
Gain/loss on extinguishment of debt	(191.20%)	(9.20%)
Amortization of debt discount and accretion of debt	0.50%	(7.30%)
Interest income on shareholder advances	0.00%	0.80%
Common stock issued for employee services	0.00%	(2.00%)
Non-deductible entertainment	0.30%	(0.10%)
Temporary differences:
Accrued liabilities and other	0.40%	0.00%
Change in valuation allowance	150.50%	(16.50%)
Total provision	0.40%	(0.10%)